Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Feb. 28, 2014
MFS® Global Alternative Strategy Fund | A
Risk/Return:
Trading Symbol	DVRAX
MFS® Global Alternative Strategy Fund | R4
Risk/Return:
Trading Symbol	DVRKX
MFS® Global Alternative Strategy Fund | R5
Risk/Return:
Trading Symbol	DVRLX
MFS® Global Alternative Strategy Fund | B
Risk/Return:
Trading Symbol	DVRBX
MFS® Global Alternative Strategy Fund | C
Risk/Return:
Trading Symbol	DVRCX
MFS® Global Alternative Strategy Fund | I
Risk/Return:
Trading Symbol	DVRIX
MFS® Global Alternative Strategy Fund | R1
Risk/Return:
Trading Symbol	DVRFX
MFS® Global Alternative Strategy Fund | R2
Risk/Return:
Trading Symbol	DVRHX
MFS® Global Alternative Strategy Fund | R3
Risk/Return:
Trading Symbol	DVRJX